SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

(a)	In January 2018, the Trust sold 10 properties, classified as assets held for sale at December 31, 2017, for gross proceeds of approximately $391.4 million (note 5).
(b)	On February 2, 2018, the Trust paid its tenant allowance obligation of $9.0 million (€6.0 million) (note 7).
(c)	On February 1, 2018, the Trust entered into a new five-year unsecured credit facility in the amount of $500.0 million that matures on February 1, 2023 (note 8).
(d)	Subsequent to December 31, 2017, the Trust declared distributions in January and February 2018 of $10.6 million and $10.5 million, respectively (note 10).
(e)	Subsequent to year end and as of March 1, 2018, the Trust purchased 891,440 stapled units for total consideration of $43.9 million pursuant to the NCIB (note 11(c)).